Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Tables Abstract
Schedule of intangible assets

	Internally generated – Completed	Internally generated – In Process	Acquired software licences	Total
Cost
Balance at December 31, 2018	26,901	898	3,356	31,155
Additions	—	8,438	—	8,438
Transfers	7,948	(7,948)	—	—
Balance at December 31, 2019	34,849	1,388	3,356	39,593
Additions	—	4,796	—	4,796
Transfers	4,655	(4,655)	—	—
Balance at December 31, 2020	39,504	1,529	3,356	44,389
Accumulated depreciation
Balance at December 31, 2018	9,374	—	3,123	12,497
Amortization	5,764	—	75	5,839
Balance at December 31, 2019	15,138	—	3,198	18,336
Amortization	7,093	—	48	7,141
Balance at December 31, 2020	22,231	—	3,246	25,477
Net book value
Balance at December 31, 2019	19,711	1,388	158	21,257
Balance at December 31, 2020	17,273	1,529	110	18,912